--------------------------------------------------------------------------------

DIRECTORS                                    OFFICERS
Barton M. Biggs                              James W. Grisham
CHAIRMAN OF THE BOARD                        VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset  Harold J. Schaaff,
Management Inc. and Morgan Stanley Asset     Jr.
Management Limited; Managing Director,       VICE PRESIDENT
Morgan Stanley & Co. Incorporated            Joseph P. Stadler
Michael F. Klein                             VICE PRESIDENT
DIRECTOR AND PRESIDENT                       Valerie Y. Lewis
Principal, Morgan Stanley Asset Management   SECRETARY
Inc. and Morgan Stanley & Co. Incorporated   Karl O. Hartmann
John D. Barrett II                           ASSISTANT SECRETARY
Chairman and Director,                       Joanna M. Haigney
Barrett Associates, Inc.                     TREASURER
Gerard E. Jones                              Rene J. Feuerman
Partner, Richards & O'Neil LLP               ASSISTANT TREASURER
Andrew McNally IV
Chairman and Chief Executive Officer, Rand
McNally
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle Trading L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

--------------------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
--------------------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                              TECHNOLOGY PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1997

LETTER TO SHAREHOLDERS
-------

The investment objective of the Technology Portfolio is to achieve long-term capital appreciation by investing primarily in equity securities of companies expected to benefit from their involvement in technology and technology-related industries. The focus of the Portfolio is to identify significant long-term technology trends and to invest in those premier companies we believe are positioned to materially gain from these trends. Stocks selected for the Portfolio are also expected to meet comprehensive selection criteria.

The Portfolio may invest up to 35% of its total investments in securities of foreign companies to participate sufficiently in the global technology market.

PERFORMANCE COMPARED TO THE S&P 500 INDEX AND THE LIPPER SCIENCE AND TECHNOLOGY FUNDS INDEX(1)
--------------------------------------------------------------------------------

                                          TOTAL RETURNS(2)
                                 -----------------------------------
                                                           AVERAGE
                                                           ANNUAL
                                                ONE         SINCE
                                    YTD         YEAR      INCEPTION
                                 ----------  ----------  -----------
PORTFOLIO--CLASS A.............       51.91%      56.74%      59.80%
PORTFOLIO--CLASS B.............       51.45       56.27       59.33
S&P 500 INDEX..................       29.66       40.46       39.50
LIPPER SCIENCE &
 TECHNOLOGY--FUNDS INDEX.......       27.72       35.16       38.52

1. The S&P 500 Index is an unmanaged index of common stocks. The Lipper Science and Technology Funds Index is a composite index of mutual funds that invest at least 65% of their assets in science and technology stocks.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

For the nine month and one year periods ended September 30, 1997, the Portfolio had total returns of 51.91% and 56.74%, respectively for the Class A shares and 51.45% and 56.27%, respectively, for the Class B shares compared to 29.66% and 40.46%, respectively, for the S&P 500 Index and 27.72% and 35.16%, respectively, for the Lipper Science and Technology Funds Index. For the period from inception on September 16, 1996 through September 30, 1997, the Portfolio had a total return of 59.80% for the Class A shares and 59.33% for the Class B shares, as compared to a total return of 39.50% for the S&P 500 Index, and a total return of 38.52% for the Lipper Science & Technology Funds Index.

We continue to be pleased with the Technology Portfolio's performance for 1997. During the most recent quarter we managed to create substantial absolute gains within the three month period. We have been quite satisfied with the Portfolio's performance so far this year as it has performed well relatively and absolutely in both up and down markets.

The outperformance for the third quarter was due to broadbased strength across both our large and small capitalization stocks, as well as most tech sub-sectors. The semiconductor and computing sectors and the smaller capitalization companies performed particularly well.

We look forward to the remainder of 1997. Overall fundamentals for technology continue to be favorable and the healthy U.S. economy provides a supportive backdrop. There are over 2,000 public technology companies and we strive to remain invested in the best 100. Some high profile companies will continue to face obstacles but it is our job to identify opportunities as these events unfold. Our goal remains the same; identify the premier sectors and companies which present compelling investment opportunities and avoid the sectors and companies with deteriorating fundamentals.

Christopher R. Blair
PORTFOLIO MANAGER

October 1997

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1997

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
COMMON STOCK (98.0%)
 COMMUNICATION EQUIPMENT (34.1%)
   COMPUTER INTEGRATED SYSTEMS DESIGN (15.5%)
         15,000    Bay Networks, Inc.                   $    579
          6,500    Cadence Design Systems, Inc.              348
         11,700    Cirrus Logic, Inc.                        170
         21,500    Cisco Systems, Inc.                     1,571
          3,700    ECsoft Group plc ADR                       65
         13,000    FORE Systems, Inc.                        256
          7,700    Hewlett-Packard Co.                       536
          2,200    Orbital Sciences Corp.                     54
          6,500    Premisys Communications, Inc.             165
          1,900    Scientific-Atlanta, Inc.                   43
          7,300    Secure Computing Corp.                     65
          4,300    Silicon Graphics, Inc.                    113
         15,700    Unisys Corp.                              240
          6,000    Xylan Corp.                               133
                                                        ---------
                                                           4,338
                                                        ---------
   COMPUTER PERIPHERAL EQUIPMENT (0.1%)
            600    Adaptec, Inc.                              28
                                                        ---------
   ELECTRONIC COMPONENTS & ACCESSORIES (7.1%)
          2,300    Aavid Thermal Technologies                 69
          9,000    Atmel Corp.                               328
          5,500    California Microwave, Inc.                110
          4,500    Flextronics International Ltd.            214
          6,800    Integrated Process Equipment Corp.        251
          6,200    Kent Electronics Corp.                    245
          9,675    Molex, Inc., Class A                      394
          2,100    Sawtek, Inc.                               97
            400    Solectron Corp.                            18
         31,900    Syquest Technology, Inc.                   97
            900    Unitrode Corp.                             67
          3,700    Westinghouse Electric Corp.               100
                                                        ---------
                                                           1,990
                                                        ---------
   ELECTRONIC PARTS & EQUIPMENT (1.2%)
          2,900    DSP Communications, Inc.                   61
          3,600    Motorola, Inc.                            259
                                                        ---------
                                                             320
                                                        ---------
   SPECIAL INDUSTRY MACHINERY (1.2%)
          3,500    ASM Lithography Holding N.V.              346
                                                        ---------
   TELEPHONE & TELEGRAPH APPARATUS (9.0%)
         14,000    Advanced Fibre Communications             574
          4,100    Bell Canada International, Inc.            77
          1,100    Ciena Corp.                                54

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
          2,600    Corsair Communications, Inc.         $     55
         17,700    Intelect Communications Systems           201
          1,400    Lucent Technologies, Inc.                 114
          2,500    Newbridge Networks Corp.                  150
          1,800    Nokia Corp. ADR, Class A                  169
          1,500    Northern Telecommunications Ltd.          156
          5,500    PairGain Technologies, Inc.               157
          1,400    QUALCOMM, Inc.                             89
          2,000    Tekelec                                    68
         12,600    Tellabs, Inc.                             649
                                                        ---------
                                                           2,513
                                                        ---------
  TOTAL COMMUNICATION EQUIPMENT                            9,535
                                                        ---------
 COMMUNICATION SERVICES (1.7%)
   DIRECT MAIL ADVERTISING SERVICE (0.3%)
          3,000    Tele-Communications, Inc., Class A         90
                                                        ---------
   RADIO/TELEPHONE COMMUNICATIONS (0.8%)
         14,500    Mobile Telecommunications
                    Technologies Corp.                       235
                                                        ---------
   TELEPHONE COMMUNICATIONS (0.6%)
          3,500    American Communications Services,
                    Inc.                                      43
          2,500    Teleport Communications Group,
                    Inc., Class A                            112
                                                        ---------
                                                             155
                                                        ---------
  TOTAL COMMUNICATION SERVICES                               480
                                                        ---------
 OTHER TECHNOLOGY (48.7%)
   BUSINESS SERVICES (6.0%)
          4,450    BISYS Group, Inc.                         143
          3,900    Data Processing Resources Corp.            97
          2,100    E*TRADE Group, Inc.                        99
          1,600    ENSCO International, Inc.                  63
            600    EVI, Inc.                                  38
            700    Hall, Kinion & Associates, Inc.            15
            400    Home Side, Inc.                            10
         16,900    Individual, Inc.                          101
          9,700    ITI Education Corp.                        79
          1,000    Patterson Energy, Inc.                     52
          1,500    Precision Drilling Corp.                   96
          1,000    Reading & Bates Corp.                      42
            600    Robert Half International, Inc.            25
            700    Romac International, Inc.                  31
          2,600    SunGard Data Systems, Inc.                 63
         19,700    USCS International, Inc.                  441

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
    BUSINESS SERVICES (CONTINUED)
          9,100    Whittman-Hart, Inc.                  $    278
                                                        ---------
                                                           1,673
                                                        ---------
   ELECTRONIC COMPUTERS (6.3%)
         10,835    Compaq Computer Corp.                     810
          4,300    CompUSA, Inc.                             150
          6,000    Dell Computer Corp.                       581
          2,200    International Business Machines
                    Corp.                                    233
                                                        ---------
                                                           1,774
                                                        ---------
   PERSONAL SERVICE (3.0%)
          6,700    America Online, Inc.                      506
          5,650    At Home Corp. Series A                    131
          3,000    BDM International, Inc.                    75
          2,200    CUC International, Inc.                    68
            100    Genzyme Corp. (General Division)            3
          1,100    YAHOO!, Inc.                               55
                                                        ---------
                                                             838
                                                        ---------
   SEMICONDUCTORS & RELATED SERVICES (32.3%)
            500    Advanced Energy Industries, Inc.           14
          4,700    Analog Devices, Inc.                      157
          7,700    Applied Materials, Inc.                   733
          5,200    Electroglas, Inc.                         177
          1,800    Galileo Technology Ltd.                    59
            300    Helix Technology Corp.                     19
         13,100    Intel Corp.                             1,209
         10,400    KLA-Tencor Corp.                          703
            800    Lattice Semiconductor Corp.                52
          8,750    Level One Communications, Inc.            352
         15,000    Linear Technology Corp.                 1,031
         14,800    Maxim Integrated Products, Inc.         1,057
          7,200    Microchip Technology, Inc.                325
         13,000    Micron Electronics, Inc.                  227
          5,500    National Semiconductor                    226
          6,400    Quality Semiconductor, Inc.                85
          1,500    Semtech Corp.                             104
         11,900    Texas Instruments, Inc.                 1,608
          5,900    Watkins-Johnson Co.                       198
         13,500    Xilinx, Inc.                              683
                                                        ---------
                                                           9,019
                                                        ---------
   SURGICAL & MEDICAL INSTRUMENTS & APPARATUS (1.1%)
          4,600    Applied Imaging Corp.                      21
          7,700    VIVUS, Inc.                               289
                                                        ---------
                                                             310
                                                        ---------
  TOTAL OTHER TECHNOLOGY                                  13,614
                                                        ---------
                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
 SOFTWARE (13.4%)
   COMMUNICATIONS SOFTWARE (0.8%)
          6,200    Infoseek Corp.                       $     57
          4,800    Netscape Communications Corp.             173
                                                        ---------
                                                             230
                                                        ---------
   MANAGEMENT CONSULTING SERVICES (1.2%)
          1,700    Intersolv, Inc.                            27
          4,800    Volt Information Sciences, Inc.           304
                                                        ---------
                                                             331
                                                        ---------
   PREPACKAGED SOFTWARE (11.4%)
          4,500    Autodesk, Inc.                            204
            500    Avant! Corp.                               15
            700    Box Hill Systems Corp.                     12
          4,300    Citrix Systems, Inc.                      216
          1,700    Computer Associates International,
                    Inc.                                     122
          5,400    Compuware Corp.                           327
          3,500    Electronic Arts, Inc.                     135
          3,900    EMC Corp.                                 228
          3,000    Iomega Corp.                               78
          1,700    Keane, Inc.                                54
          6,800    Microsoft Corp.                           900
          7,600    Peoplesoft, Inc.                          454
            500    Proginet Corp.                              2
          1,800    SEEC, Inc.                                 53
          1,300    Siebel Systems, Inc.                       55
          6,700    Sybase, Inc.                              121
            100    Symantec Corp.                              2
          3,600    Synopsys, Inc.                            153
          2,700    System Software Associates, Inc.           40
                                                        ---------
                                                           3,171
                                                        ---------
  TOTAL SOFTWARE                                           3,732
                                                        ---------
 TOYS (0.1%)
          2,300    Galoob Toys, Inc.                          34
                                                        ---------
TOTAL COMMON STOCKS (Cost $25,338)                        27,395
                                                        ---------
    NO. OF
   CONTRACTS
---------------
PURCHASED CALL OPTIONS (0.1%)
 COMPUTER INTEGRATED SYSTEMS DESIGN (0.0%)
          1,000    Cisco Systems, Inc., expiring
                    1/17/98, strike price U.S.$90              2
          9,500    3COM Corp., expiring 1/17/98,
                    strike price U.S.$80                       5
                                                        ---------
                                                               7
                                                        ---------
 ELECTRONIC COMPUTERS (0.0%)
          1,000    International Business Machines
                    Corp., expiring 1/17/98, strike
                    price U.S.$120                             3
                                                        ---------

    NO. OF                                                VALUE
   CONTRACTS                                              (000)
---------------                                         ---------
 PREPACKAGED SOFTWARE (0.0%)
          1,000    Microsoft Corp., expiring 1/17/98,
                    strike price U.S.$170               $      2
                                                        ---------
 SEMICONDUCTORS & RELATED SERVICES (0.1%)
            500    Applied Materials, Inc., expiring
                    1/17/98, strike price U.S.$110             3
          1,000    Intel Corp., expiring 1/17/98,
                    strike price U.S.$115                      2
            500    Texas Instruments, Inc., expiring
                    1/17/98, strike price U.S.$140             6
                                                        ---------
                                                              11
                                                        ---------
TOTAL PURCHASED CALL OPTIONS (Cost $51)                       23
                                                        ---------
    NO. OF
   WARRANTS
---------------
WARRANTS (1.2%)
 SEMICONDUCTORS & RELATED SERVICES (1.2%)
          4,600    Intel Corp. (Cost $338)                   331
                                                        ---------
     FACE
    AMOUNT
     (000)
---------------
SHORT-TERM INVESTMENT (1.0%)
 REPURCHASE AGREEMENT (1.0%)
$           286    Chase Securities, Inc. 5.75%,
                    dated 9/30/97, due 10/01/97, to
                    be repurchased at $286
                    collateralized by U.S. Treasury
                    Notes, 5.875%, due 1/31/99,
                    valued at $293 (Cost $286)               286
                                                        ---------
TOTAL INVESTMENTS (100.3%) (Cost $26,013)                 28,035
                                                        ---------
OTHER ASSETS AND LIABILITIES (-0.3%)
  Other Assets                                             1,562
  Liabilities                                             (1,644)
                                                        ---------
                                                             (82)
                                                        ---------
NET ASSETS (100%)                                       $ 27,953
                                                        ---------
                                                        ---------
                                                         AMOUNT
                                                          (000)
                                                        ---------

CLASS A:
NET ASSETS                                                $25,726
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 1,581,293 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)
                                                           $16.27
                                                        ---------
                                                        ---------
CLASS B:
NET ASSETS                                                 $2,227
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 137,289 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)
                                                           $16.22
                                                        ---------
                                                        ---------

SECURITIES SOLD SHORT
                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
          3,500    Crystal System Solutions
                    (Total Proceeds $95)
                                                             $94
                                                        ---------
                                                        ---------

----------------------------------
ADR -- American Depositary Receipt